GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE

11) GENERAL AND ADMINISTRATIVE EXPENSE

($ thousands)	2020	2019	2018
General and administrative expense(1)	$44,584	$49,532	$49,943
Share-based compensation expense	12,999	23,321	25,840
General and administrative expense	$57,583	$72,853	$75,783
(1)	Includes non-cash lease expense/(inducement) of $(288) in 2020 and $(720) in 2019.